SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment-: Estimated useful lives of assets (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Estimated useful lives of assets
Category	Depreciation Term
Leasehold improvements	20 years
Computer and office equipment	3 - 5 years
Equipment and tools	5 - 10 years
Vehicles	5 years